Reporting Segments - Impacts of Tax Legislation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	$ 497	$ 1,504
Tax Legislation expense (benefit)	(29)	(509)
Total income tax expense	468	995	$ 842
Property-Liability
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	608	1,321
Tax Legislation expense (benefit)	5	(36)
Total income tax expense	613	1,285	859
Service Businesses
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	(23)	(57)
Tax Legislation expense (benefit)	4	(137)
Total income tax expense	(19)	(194)	2
Allstate Life
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	59	112
Tax Legislation expense (benefit)	16	(338)
Total income tax expense	75	(226)	94
Allstate Benefits
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	32	55
Tax Legislation expense (benefit)	0	(54)
Total income tax expense	32	1	52
Allstate Annuities
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	3	124
Tax Legislation expense (benefit)	(69)	(182)
Total income tax expense	(66)	(58)	36
Corporate and Other
Segment Reporting Information
Income tax expense (benefit) before Tax Legislation	(182)	(51)
Tax Legislation expense (benefit)	15	238
Total income tax expense	$ (167)	$ 187	$ (201)